Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2022
Disclosure In Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using Equity Method
15.
INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Investments in associates	$7,127	$6,939
Investment in joint venture	10	10
	$7,137	$6,949

a.
Investments in associates

	Carrying Amount
	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	$3,592	$3,173

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	926	1,235
KingwayTek Technology Co., Ltd. (“KWT”)	222	230

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	447	558
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	341	293
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	221	275
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	518	247
So-net Entertainment Taiwan Limited (“So-net”)	217	228
WiAdvance Technology Corporation (“WATC”)	254	228
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	157	172
Taiwan International Ports Logistics Corporation (“TIPL”)	70	100
CHT Infinity Singapore Pte. Ltd. (“CISG”)	55	63
Click Force Co., Ltd. (“CF”)	37	41
Imedtac Co., Ltd. (“IME”)	45	41
AgriTalk Technology Inc. (“ATT”)	18	35
Baohwa Trust Co., Ltd. (“BHT”)	—	13
Cornerstone Ventures Co., Ltd. (“CVC”)	7	7
Alliance Digital Tech Co., Ltd. (“ADT”)	—	—
	$7,127	$6,939

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2021	2022
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	42	42

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	34	34
KingwayTek Technology Co., Ltd. (“KWT”)	23	23

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
So-net Entertainment Taiwan Limited (“So-net”)	30	30
WiAdvance Technology Corporation (“WATC”)	20	20
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
CHT Infinity Singapore Pte. Ltd. (“CISG”)	40	40
Click Force Co., Ltd. (“CF”)	49	49
Imedtac Co., Ltd. (“IME”)	7	7
AgriTalk Technology Inc. (“ATT”)	17	29
Baohwa Trust Co., Ltd. (“BHT”)	—	40
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49
Alliance Digital Tech Co., Ltd. (“ADT”)	—	—

Summarized financial information of NCB was set out below:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Assets	$9,197	$33,540
Liabilities	(525)	(25,882)

Equity	$8,672	$7,658

The percentage of ownership interest held by the Company	41.9%	41.9%

Equity attributable to the Company	$3,634	$3,209
Unrealized gain or loss from downstream transactions	(42)	(36)

The carrying amount of investment	$3,592	$3,173

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
		(In Millions)
Net Revenues (losses)	$33	$15	$(47)

Net loss for the period	$(605)	$(446)	$(1,004)
Other comprehensive income	—	—	(10)
Total comprehensive loss for the period	$(605)	$(446)	$(1,014)

Except for NCB, no associate is considered individually material to the Company. Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$540	$607	$868
The Company’s share of other comprehensive loss	(8)	(6)	13
The Company’s share of total comprehensive income	$532	$601	$881

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
SNI	$1,699	$3,299
KWT	$910	$804

The Company invested and obtained 50% ownership interest in CPFI. However, as the Company has only two out of five seats of the Board of Directors of CPFI and has no control but significant influence over CPFI. Therefore, the Company recognized CPFI as an investment in associate.

The Company invested and obtained 49% ownership interest in CVC. However, as the Company has only two out of five seats of the Board of Directors of CVC and has no control but significant influence over CVC. Therefore, the Company recognized CVC as an investment in associate.

The company’s ownership interest in NCB is 41.90%. Although Chunghwa is the single largest stockholder of NCB, it only obtained six out of fifteen seats of the Board of Directors of NCB. In addition, the management considered the size of ownership interest and the dispersion of shares owned by the other stockholders, other holdings are not extremely dispersed. Chunghwa is not able to direct its relevant activities. Therefore, Chunghwa does not have control over NCB and merely has significant influence over NCB and treats it as an associate.

UUPON reduced 95.44% of its capital to offset accumulated deficits in September 2020 and the Company did not participate in the capital increase of UUPON in October 2020. Therefore, the Company’s ownership interest in UUPON decreased to 5.36% and lost its significant influence over UUPON. Hence the Company discontinued to treat UUPON as an associate. Instead, the Company treated it as a financial asset at fair value through other comprehensive income and recognized gain on disposal of $15 million under “other gains and losses” on the consolidated statements of comprehensive income.

The Company invested $274 million and obtained 20.33% ownership interest by participating in the capital increase of WATC in March 2021. WATC mainly engages in software solution integration. WATC issued new shares in March 2022 and October 2022 as its employees exercised option. Therefore, the Company’s ownership interest in WATC decreased to 20.05% as of December 31, 2022.

The Company invested $56 million and obtained 40.00% ownership interest in CISG in June 2021. CISG mainly engages in investment business.

The Company owns 14% equity shares of ADT. Considering the seats that the Company controls in the Board of Directors of ADT and the relative size of ownership interest and the dispersion of shares owned by the other stockholders, the Company has significant influence over ADT. ADT completed its liquidation in August 2021. The Company received the liquidation distribution of $9 million and recognized gain on disposal of $4 million under “other gains and losses” on the consolidated statements of comprehensive income.

The Company originally invested and obtained 17.19% ownership interest in ATT and treated it as a financial asset at FVOCI. However, as the Company obtained one out of three seats of the Board of Directors of ATT in July 2021 and has significant influence over ATT, the Company reclassified it as an associate. The Company subscribed for all the shares in the capital increase of ATT at the price of $32 million in November 2022. Therefore, the Company’s ownership interest in ATT increased to 29.33% as of December 31, 2022.

The Company invested and obtained 7.54% ownership interest in IME. The Company originally treated it as a financial asset at FVOCI. However, as the Company obtained one out of five seats of the Board of Directors of IME in August 2021 and has significant influence over IME, the Company reclassified it as an associate. IME issued new shares in December 2021 as its employees exercised options; therefore, the Company’s ownership interest in IME decreased to 6.74% as of December 31, 2021.

STS reduces its capital in April 2022 and the Company received $340 million from capital reduction. The Company’s ownership interest in STS remained the same.

The Company invested $20 million and obtained 40% ownership interest in BHT in March 2022. BHT mainly engages in VR integration and AIoT security services.

b.
Investment in joint venture

	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2021	2022	2021	2022
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$10	$10	51	51

The Company invested and established a joint venture, CHT SEA, with Delta Electronics, Inc. and Kwang Hsing Industrial Co., Ltd. and obtained 51% ownership interest of CHT SEA. However, according to the mutual agreements among stockholders, the Company does not individually direct CHT SEA’s relevant activities and has joint control with the other party; therefore, the Company treated CHT SEA as a joint venture.

The joint venture is not considered individually material to the Company. Summarized financial information of CHT SEA was set out below:

Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
(In Millions)
The Company’s share of loss	$—	$—	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$—	$—	$—